Trade receivables - Additional informations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Total trade receivables	¥ 506,535	¥ 710,669
Cost
Trade receivables
Total trade receivables	582,068	779,458
Cost | Up to 1 year
Trade receivables
Total trade receivables	510,135	694,157
Cost | 1 to 2 years
Trade receivables
Total trade receivables	35,830	55,187
Cost | 2 to 3 years
Trade receivables
Total trade receivables	20,069	21,103
Cost | Above 3 years
Trade receivables
Total trade receivables	¥ 16,034	¥ 9,011